Acquisition	12 Months Ended
Dec. 31, 2013
Acquisition
3.	ACQUISITION

2011 Acquisition

On August 21, 2011, the Group acquired 60% of Shanghai Clickpro Advertising Company Limited’s and Shanghai Zhiqi Advertising Company Limited’s (“Clickpro”) business, a leading Chinese performance and SEM firm with proprietary technology and full-service capabilities, for the purpose of strengthening the Group’s performance marketing platform by integrating with existing search and performance marketing business. Pursuant to the acquisition agreement, the consideration for the acquisition includes (1) cash consideration of RMB22.4 million (US$3,476), which had been fully paid as of December 31, 2013; (2) three contingent consideration based on the net income of the acquired business of the next three twelve-month period ending June 30th from the acquisition date.

The changes in contingent consideration payable during the years ended December 31, 2011, 2012 and 2013 were as follows:

Balance at January 1, 2010	—
Contingent consideration payable recorded in connection with acquisition of Clickpro	3,297

Balance at December 31, 2011	3,297
Changes in fair value	(654)
Exchange difference	65

Balance at December 31, 2012	2,708
Changes in fair value	(521)
Exchange difference	79

Balance at December 31, 2013	2,266

Pursuant to the acquisition agreement, the Group granted a put option to Clickpro’s shareholders which allow them to sell the remaining 40% equity interest to the Group. The option is exercisable six years later at a per share price computed by a formula valuing the entire enterprise based on the Clickpro’s performance for the trailing 3 years. Accordingly, on the acquisition date, the remaining 40% interest of Clickpro is recorded as redeemable noncontrolling interest, outside of the permanent equity on the consolidated balance sheet, at fair value of US$4,416. Subsequently, the noncontrolling interest was carried at the higher of (1) the initial carrying amount, increased or decreased for the noncontrolling interest’s share of net income or loss or (2) the accreted amount to the expected redemption value. The increase of US$307, US$711 and US$299 in the carrying amounts of the redeemable noncontrolling interest were recognized as the net income attributable redeemable noncontrolling interest in the consolidated statements of operations for the years ended December 31, 2011, 2012 and 2013, respectively.

In addition pursuant to the acquisition agreement in 5 years following the acquisition, the Group shall have a call option to acquire all of the remaining 40% equity interest from the former shareholders of ClickPro, at a per share price based on a formula valuing the entire enterprise at certain times of the after-tax profit of the average for the trailing 3 years. The call option was initially recorded under the non-current assets at the estimated fair value as of the acquisition date of RMB6.4 million (US$994). For the years ended December 31, 2012 and 2013, impairment losses of RMB2.2 million (US$345) and RMB1.7 million (US$285) on the call option were recognized in the consolidated statements of operations as ClickPro did not reach the financial performance projection.

The pro forma effects of the Clickpro acquisition as if the acquisition period had occurred on January 1, 2010 on the Group’s consolidated financial statements were:

2011
(unaudited)

Total revenues	281,897
Net income attributable to Charm Communications Inc.	46,594
Income per share - basic	0.60
Income per share - diluted	0.57

These pro forma results are not necessarily indicative of the results that actually would have been obtained had the acquisition been in effect for the periods described or that may be obtained in the future.

The acquisition was recorded using the acquisition method of accounting and, accordingly, the acquired assets and liabilities were recorded at their fair value on the date of acquisition. The net revenue and net income of Clickpro in the amount of US$1,828 and US$719, respectively, have been included in the consolidated statement of operations for the year ended December 31, 2011.

With the assistance of a third party appraiser, the Group allocated the purchase price to assets acquired and liabilities assumed as follows:

Cash and cash equivalents	373
Current assets	4,977
Fixed assets	16
Intangible assets	3,986
Goodwill	4,269
Call option	994
Current liabilities	(3,426)
Redeemable noncontrolling interest	(4,416)

Total consideration	6,773

The identifiable intangible assets are being amortized over their respective useful lives of 3 to 7 years.